EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated March 27, 2012 and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-12-021429) to the definitive versions of the Registrant’s prospectuses and Statement of Additional Information regarding the Class A, I and D Shares of the Defensive Strategy, Conservative Strategy, Moderate Strategy, Aggressive Strategy, Core Market Strategy and Market Growth Strategy Funds, dated July 31, 2011, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on July 29, 2011 (SEC Accession No. 0001104659-11-041895).